Share Capital (Tables)	12 Months Ended
Dec. 31, 2016
Share Capital [Abstract]
Summary of stock option activities and related information
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic-value

Outstanding at the beginning of the year	1,021,917	$0.51
Granted	75,000	0.92
Exercised	(59,922)	*)
Options forfeited	(200,481)	0.32

Outstanding at the end of the year	836,514	$0.63	3.63	$318,326

Exercisable as of December 31	745,885	$0.59	3.36	$309,867

*) Represent amount lower than $0.01

Summary of options granted outstanding and exercise prices
	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

*)	230,425	3.4	230,425	3.4
$0.45	63,097	0.7	63,097	0.7
$0.92	542,992	4.1	452,363	3.7

	836,514		745,885

*) Represent amount lower than $0.01

Summary of stock based compensation
	Year Ended December 31,
	2014	2015	2016

Cost of Revenues	$2,134	$107	$(99)
Research and Development	202,769	2,597	8,828
Sales & Marketing	28,458	839	7,220
General and Administrative	149,234	5,245	36,440

	$382,595	$8,788	$52,389

Summary of outstanding warrants
	Issuance date	Outstanding	Exercise price	Exercisable through

	2009	117,209	(***)	Exit event
	2011	6,546	$0.92	2017
	2012	28,637	$0.92	(*)
.	2013	59,384	$0.92	2023
	2013	8,182	$0.92	(*)
	2014	51,096	$1.50	(*)
	2015	4,337	$1.50	(**)
	2016	7,832	$1.50	(**)
	2016	333	$0.75	(**)

		283,556

*)	The earlier of: 5 years from the issuance date or the consummation of IPO or M&A Transaction.
**)	The earlier of: 2 years from the issuance date or the consummation of IPO or M&A Transaction
***)	Represent amount lower than $0.01